Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding derivatives	$ 45,600
Derivative instruments		$ 0